Derivative Financial Instruments - Schedule of Derivative Financial Instrument Contracts (Details) - Currency Swap Contract [Member] $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Derivative Financial Instrument Contracts [Line Items]
Notional amount				$ 57,400	$ 97,260	$ 41,750
Fair Value	$ 108,846	$ 47,920	$ 15,329
Average Strike	19.21	17.96	20.31
Maturity date	Weekly, through June 2025	Weekly, through December 2024	Weekly, through August 2023
Total Liabilities		$ 47,920	$ 15,329
Total Assets	$ 108,846